Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2013
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets include the following:

	As of March 31,
	2012		2013
	(In millions)
Prepaid expenses	Rs.	3,439	Rs.	3,112	US$	57
Advances to suppliers and contractors (net of allowances of Rs. 70 million and Rs. 131 million as of March 31, 2012 and 2013 respectively)		325		265		5
Deferred income taxes (See note 18)		2,132		2,405		44
Recoverable indirect tax		672		1,103		20
Derivative financial instruments		—		51		1
Others (net of allowances of Rs. 617 million and Rs. 588 million as of March 31, 2012 and 2013 respectively)		1,005		1,012		19

Total	Rs.	7,573	Rs.	7,948	US$	146